Debt (Details) - USD ($)									12 Months Ended
	Oct. 29, 2025	Sep. 30, 2025	Aug. 04, 2025	Nov. 12, 2024	Oct. 31, 2024	Sep. 30, 2024	Apr. 29, 2024	Feb. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 01, 2025	Mar. 31, 2024
Debt [Line Items]
Convertible notes issued												$ 527,500
Conversion of shares (in Shares)					2,707	2,707
Convertible notes										$ 527,500
Short-term notes payable outstanding									$ 2,647,556	$ 1,917,962
Promissory Note [Member]
Debt [Line Items]
Interest rate								24.00%
Principal amount of note payable											$ 183,333
Interest rate percentage									10.00%
Unpaid interest expense				$ 24,061					$ 14,685
Maturity date				May 31, 2025
Increase in interest rate				10.00%
Upfront payment				$ 40,000
Monthly payments				25,000
Convertible Notes [Member]
Debt [Line Items]
Convertible shares (in Shares)										70,000
Principal amount									$ 527,500
Convertible shares (in Shares)									68,095
Convertible remained outstanding (in Shares)									1,600
EF Hutton [Member]
Debt [Line Items]
Outstanding balance										$ 1,283,335
EF Hutton [Member] | Promissory Note [Member]
Debt [Line Items]
Promissory note principal								$ 2,200,000
Interest rate percentage									24.00%
Unpaid interest expense									$ 235,356	279,000
Benesch Friedlander Coplan & Aronoff LLP [Member]
Debt [Line Items]
Unpaid interest expense		$ 28,614								3,304
Executed amount of promissory note							$ 670,000
Benesch Friedlander Coplan & Aronoff LLP [Member] | Promissory Note [Member]
Debt [Line Items]
Promissory note principal			$ 621,732	$ 694,061
Interest rate percentage							7.00%
Outstanding balance		$ 621,732								$ 634,627
Maturity date							Nov. 01, 2024
Increase in interest rate			10.00%
Great Point Capital, LLC [Member] | Promissory Note [Member]
Debt [Line Items]
Interest rate	8.00%
Principal amount of note payable	$ 1,000,000